Derivatives and Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of derivative instruments
The following tables summarize the fair value and notional amount of derivative instruments (in thousands):

	December 31, 2022
	Derivative assets		Derivative liabilities
	Fair value	Notional amount	Fair value	Notional amount
LPCs	$23	$1,701	$—	$—
Forward MBS and TBAs	884	63,600	—	—
Interest rate swaps and futures contracts	771	261,300	385	244,100
Total fair value and notional amount	$1,678	$326,601	$385	$244,100

	December 31, 2021
	Derivative assets		Derivative liabilities
	Fair value	Notional amount	Fair value	Notional amount
LPCs	$1,564	$47,300	$—	$—
Forward MBS and TBAs	55	304,000	56	104,000
Interest rate swaps and futures contracts	22,834	11,977,300	24,993	12,193,100
Total fair value and notional amount	$24,453	$12,328,600	$25,049	$12,297,100

Summary of the gains/(losses) on derivative instruments
The follow table details the gains/(losses) on derivative instruments (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
Derivative activity	Successor		Predecessor
LPCs	$(1,541)	$700	$389	$(364)
Forward MBS and TBAs	62,114	111	—	(1,254)
Interest rate swaps and futures contracts	282,721	(29,483)	43,935	(8,487)